Allowance for Credit Losses and Credit Quality - Schedule of Investment in Legacy Impaired Loans (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Financing Receivable, Impaired
Recorded investment	$ 85,393	$ 36,560	$ 45,342
Unpaid principal balance	89,516	37,327	46,501
Related allowance	(4,123)	(767)	(1,159)
Average recorded investment	96,221	39,176	49,645
Interest income recognized	3,145	513	587
Commercial Loans
Financing Receivable, Impaired
Recorded investment	60,289	11,443	25,018
Unpaid principal balance	63,944	11,876	25,877
Related allowance	(3,655)	(433)	(859)
Average recorded investment	70,449	12,851	28,823
Interest income recognized	2,819	251	321
Residential Mortgage
Financing Receivable, Impaired
Recorded investment	13,679	14,111	11,408
Unpaid principal balance	13,743	14,363	11,645
Related allowance	(64)	(252)	(237)
Average recorded investment	14,086	14,263	9,675
Interest income recognized	87	110	98
Consumer and Other Loans
Financing Receivable, Impaired
Recorded investment	11,425	11,006	8,916
Unpaid principal balance	11,829	11,088	8,979
Related allowance	(404)	(82)	(63)
Average recorded investment	11,686	12,062	11,147
Interest income recognized	244	152	168
With No Related Allowance Recorded | Commercial Loans | Real Estate
Financing Receivable, Impaired
Recorded investment	16,145	6,680	8,567
Unpaid principal balance	16,145	6,680	8,567
Related allowance	0	0	0
Average recorded investment	15,864	6,703	10,443
Interest income recognized	315	132	43
With No Related Allowance Recorded | Commercial Loans | Commercial and Industrial
Financing Receivable, Impaired
Recorded investment	14,340	2,483	13,256
Unpaid principal balance	14,340	2,483	13,256
Related allowance	0	0	0
Average recorded investment	18,839	2,873	11,074
Interest income recognized	1,148	57	170
With No Related Allowance Recorded | Commercial Loans | Energy-Related
Financing Receivable, Impaired
Recorded investment	0
Unpaid principal balance	0
Related allowance	0
Average recorded investment	0
Interest income recognized	0
With No Related Allowance Recorded | Consumer and Other Loans | Consumer - Home Equity
Financing Receivable, Impaired
Recorded investment	730	682	258
Unpaid principal balance	730	682	258
Related allowance	0	0	0
Average recorded investment	533	696	281
Interest income recognized	22	19	1
With No Related Allowance Recorded | Consumer and Other Loans | Consumer - Other
Financing Receivable, Impaired
Recorded investment	66
Unpaid principal balance	66
Related allowance	0
Average recorded investment	66
Interest income recognized	5
With An Allowance Recorded | Commercial Loans | Real Estate
Financing Receivable, Impaired
Recorded investment	12,500	1,044	1,268
Unpaid principal balance	13,753	1,069	1,284
Related allowance	(1,253)	(25)	(16)
Average recorded investment	14,055	1,134	4,414
Interest income recognized	554	38	8
With An Allowance Recorded | Commercial Loans | Commercial and Industrial
Financing Receivable, Impaired
Recorded investment	5,985	1,209	1,927
Unpaid principal balance	6,262	1,617	2,770
Related allowance	(277)	(408)	(843)
Average recorded investment	7,352	2,113	2,892
Interest income recognized	331	23	100
With An Allowance Recorded | Commercial Loans | Energy-Related
Financing Receivable, Impaired
Recorded investment	11,319	27
Unpaid principal balance	13,444	27
Related allowance	(2,125)	0
Average recorded investment	14,339	28
Interest income recognized	471	1
With An Allowance Recorded | Residential Mortgage | Residential Mortgage
Financing Receivable, Impaired
Recorded investment	13,679	14,111	11,408
Unpaid principal balance	13,743	14,363	11,645
Related allowance	(64)	(252)	(237)
Average recorded investment	14,086	14,263	9,675
Interest income recognized	82	110	98
With An Allowance Recorded | Consumer and Other Loans | Consumer - Home Equity
Financing Receivable, Impaired
Recorded investment	8,196	7,121	6,506
Unpaid principal balance	8,559	7,165	6,550
Related allowance	(363)	(44)	(44)
Average recorded investment	7,554	7,544	7,593
Interest income recognized	129	43	93
With An Allowance Recorded | Consumer and Other Loans | Consumer - Indirect Automobile
Financing Receivable, Impaired
Recorded investment	1,171	1,410	1,267
Unpaid principal balance	1,181	1,419	1,275
Related allowance	(10)	(9)	(8)
Average recorded investment	1,613	2,016	2,090
Interest income recognized	44	51	55
With An Allowance Recorded | Consumer and Other Loans | Consumer - Credit Card
Financing Receivable, Impaired
Recorded investment	386	1,012	404
Unpaid principal balance	394	1,032	411
Related allowance	(8)	(20)	(7)
Average recorded investment	881	797	418
Interest income recognized	0	0	0
With An Allowance Recorded | Consumer and Other Loans | Consumer - Other
Financing Receivable, Impaired
Recorded investment	876	781	481
Unpaid principal balance	899	790	485
Related allowance	(23)	(9)	(4)
Average recorded investment	1,039	1,009	765
Interest income recognized	$ 44	$ 39	$ 19